Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current Assets
Cash and cash equivalents	$ 145,692	$ 113,302
Short-term investments	57,631	99,623
Trade and other receivables	1,806	3,615
Current portion of lease receivable		182
Inventories	8,343	9,124
Due from related parties	88	66
Income tax receivable	582	928
Prepaids and deposits	4,906	5,468
Current Assets, Total	219,048	232,308
Non-current Assets
Long-term prepaids and deposits	871	974
Reclamation deposits	6,981	8,876
Other investments	15,540	17,768
Investment in associates	50,695	56,841
Plant and equipment	80,059	79,418
Mineral rights and properties	303,426	326,448
Deferred income tax assets	179	905
TOTAL ASSETS	676,799	723,538
Current Liabilities
Accounts payable and accrued liabilities	36,737	39,667
Current portion of lease obligation	269	649
Deposits received	4,090	5,445
Income tax payable	144	277
Current Liabilities, Total	41,240	46,038
Non-current Liabilities
Long-term portion of lease obligation	314	614
Deferred income tax liabilities	48,096	48,033
Environmental rehabilitation	7,318	8,739
Total Liabilities	96,968	103,424
Equity
Share capital	255,684	255,444
Equity reserves	3,484	43,250
Retained earnings	229,885	213,702
Total equity attributable to the equity holders of the Company	489,053	512,396
Non-controlling interests	90,778	107,718
Total Equity	579,831	620,114
TOTAL LIABILITIES AND EQUITY	$ 676,799	$ 723,538